Borrowings (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Subtotal of Short-Term Borrowings	[1]	¥ 6,142,316	$ 884,678	¥ 6,517,558
Current portion of long-term debts (note 10(b))	[1]	810,889	116,791	849,625
Current portion of medium-term notes (note (11))		1,757,000	296,270	1,757,000
Total short-term borrowings and current portion of long-term debt		9,010,205	1,297,739	9,124,183
Bank Borrowings Guaranteed By Bank Deposits [Member]
Subtotal of Short-Term Borrowings		30,000	4,321	0
Bank Borrowings Guaranteed By Related Parties [Member]
Subtotal of Short-Term Borrowings		4,338,276	624,842	3,871,241
Bank Borrowings Guaranteed By Property Plant And Equipment [Member]
Subtotal of Short-Term Borrowings		1,335,374	192,334	1,805,607
Bank Borrowings Guaranteed By Accounts Receivable [Member]
Subtotal of Short-Term Borrowings		0	0	128,917
Bank Borrowings Guaranteed By Third Parties [Member]
Subtotal of Short-Term Borrowings		34,000	4,897	0
Unsecured Debt [Member]
Subtotal of Short-Term Borrowings		¥ 404,666	$ 58,284	¥ 711,793

[1]	Short-term borrowings and current portion of long-term debts consist of the following: